Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investments
Other investments	SFr 4,017	SFr 5,463
Accumulated depreciation, real estate held for investment	25	24	SFr 28
Impairment charges	0	0	SFr 0
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	6	20
Equity method investments
Other investments
Other investments	1,856	1,618
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,691	3,212
of which at net asset value
Other investments
Other investments	101	72
of which at measurement alternative
Other investments
Other investments	49	366
of which at fair value
Other investments
Other investments	1,503	2,727
of which at cost less impairment
Other investments
Other investments	38	47
Real estate held for investment
Other investments
Other investments	31	46
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	6	20
Life finance instruments
Other investments
Other investments	SFr 439	SFr 587